LOANS RECEIVABLE, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Aging of loans
Total amount past due	¥ 75,804	¥ 146,412
Current	7,934,277	9,444,792
Total loans	8,010,081	9,591,204
0-30 days past due
Aging of loans
Total amount past due	43,766	90,420
31-60 days past due
Aging of loans
Total amount past due	¥ 32,038	¥ 55,992